Investment Objectives and Goals	Aug. 07, 2025
Prospectus [Line Items]
Registrant Name	Janus Detroit Street Trust
Document Period End Date	Aug. 07, 2025
Janus Henderson Short Duration Income ETF
Prospectus [Line Items]
Objective, Primary [Text Block]	Janus Henderson Short Duration Income ETF seeks current income, consistent with preservation of capital.